Related Party Transactions - Additional Information (Details) - USD ($)					3 Months Ended	5 Months Ended	6 Months Ended
	Oct. 31, 2020	Sep. 21, 2020	Sep. 16, 2020	Jul. 27, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Related Party Transaction [Line Items]
Aggregate expenses in issuance of ordinary shares to sponsor				$ 25,000		$ 25,000
Closing price of ordinary shares				$ 12.00
Number of trading days in period						10 days	10 days
Warrants price per unit					$ 11.50	$ 11.50	$ 11.50
Payment of earlier consummation to sponsor			$ 10,000
Expenses from transactions with related party					$ 30,000		$ 60,000
Accrued expenses for related party					100,000	$ 40,000	100,000
Initial Public Offering
Related Party Transaction [Line Items]
Aggregate expenses in issuance of ordinary shares to sponsor		$ 25,000,000
Sponsor
Related Party Transaction [Line Items]
Accrued expenses for related party					100,000	40,000	100,000
Sponsor | Working Capital Loans
Related Party Transaction [Line Items]
Warrants price per unit				$ 1.50
Borrowing outstanding		$ 0		$ 0	0	0	0
Sponsor | Initial Public Offering | Promissory Note
Related Party Transaction [Line Items]
Aggregate expenses in issuance of ordinary shares to sponsor						25,000	25,000
Note payable - related party				112,000	$ 112,000	112,000	$ 112,000
Debt conversion converted instrument amount				$ 300,000
Sponsor | Founder Shares
Related Party Transaction [Line Items]
Minimum period for not to transfer, assign or sell of any shares				1 year
Closing price of ordinary shares				$ 12.00
Number of trading days period commencing after initial business combination				150 days
Sponsor | Minimum | Founder Shares
Related Party Transaction [Line Items]
Number of trading days in period				20 days
Sponsor | Maximum | Working Capital Loans | Warrants
Related Party Transaction [Line Items]
Debt conversion converted instrument amount				$ 1,500,000
Sponsor | Maximum | Founder Shares
Related Party Transaction [Line Items]
Number of trading days in period				30 days
Class B Ordinary Share
Related Party Transaction [Line Items]
Aggregate expenses in issuance of ordinary shares to sponsor						$ 719
Ordinary shares, issued					6,250,000	6,250,000	6,250,000
Common stock subject to forfeiture					937,500	937,500	937,500
Over-allotment expiration date						Oct. 31, 2020	Oct. 31, 2020
Common stock shares forfeited due to non exercise of over allotment option in full or part by underwriters	937,500
Class B Ordinary Share | Sponsor
Related Party Transaction [Line Items]
Aggregate expenses in issuance of ordinary shares to sponsor				$ 25,000
Ordinary shares, issued				7,187,500
Common stock subject to forfeiture				937,500
Percentage of founder shares representing issued and outstanding shares				20.00%
Over-allotment expiration date				Oct. 31, 2020